Related Party Transactions - Additional Information (Details)	6 Months Ended
Jun. 30, 2025
Principal Owner | Ultranav Business Support ApS
Related Party Transaction [Line Items]
Contract termination, notice period	6 months
Ultranav International ApS | Navigator Holdings Ltd.
Related Party Transaction [Line Items]
Shareholder percentage	30.60%
BW Group | BW Group
Related Party Transaction [Line Items]
Shareholder percentage	21.50%